Immaterial Corrections (Details) - USD ($) $ in Thousands	Sep. 26, 2021	Jun. 27, 2021	Jun. 28, 2020	Jun. 28, 2018
Immaterial Corrections [Abstract]
Good will	$ 736,062	$ 726,156		$ 86,862
Capital lease amount			$ 5,215